OPERATING LEASE	12 Months Ended
Mar. 31, 2024
Operating Lease
OPERATING LEASE

NOTE 7 - OPERATING LEASE

The Company entered into a new office lease agreement on 2 August 2023 with an expiration date of August 2026, replacing the previous office lease terminated on 30 August 2023. As of March 31, 2024, the Company has one office lease.

For the years ended March 31, 2024 and 2023, the lease expenses were $107,683 and $66,140, respectively.

The table below presents the operating lease related assets and liabilities recorded on the balance sheets.

	March 31, 2024	March 31, 2023

Operating lease assets:
Operating lease right of use assets	$286,475	$102,077
Total operating lease assets	$286,475	$102,077

Operating lease obligations:
Current operating lease liabilities	$122,265	$62,395
Noncurrent operating lease liabilities	172,955	45,881
Total operating lease obligations	$295,220	$108,276

The weighted-average remaining lease term and the weighted-average discount rate of leases are as follows:

March 31, 2024
Weighted-average remaining lease term	2.3 years

Weighted-average discount rate	5.0%

The following table summarizes the maturity of operating lease liabilities as of March 31, 2024:

Years ending March 31,	US$
2025	$133,465
2026	133,465
2027	44,858
Total lease payments	311,788
Less: imputed interest	(16,568)
Total lease liabilities	$295,220